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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              -----------------------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seemore Advisors LLC
Address:  c/o Akin Gump Strauss Hauer & Feld LLP
          590 Madison Avenue
          New York, NY 10022

Form 13F File Number: 028-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Hal Goldstein
Title:    Vice President

Signature, Place, and Date of Signing:


/s/ Hal Goldstein        New York, New York               November 15, 2004
-------------------      --------------------             -----------------
[Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                                  ----
Form 13F Information Table Entry Total:                             16
                                                                 -----
Form 13F Information Table Value Total:                       $219,716
                                                               -------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                                                  Seemore Advisors LLC
                                               Form 13F Information Table
                                           For Quarter Ended September 30, 2004

                                                                                                      Investment Discretion
                                           Market                                                     ---------------------
                    Title of               Value                  SH/  Investment   Other
Name of Issuer      Class       Cusip      (x1000)   Quantity     PRN  Discretion   Managers   Sole         Shared      None
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
AIRGATE PCS INC     COM NEW     009367301       301       15,350  SH   SOLE                        15,350
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
CELL THERAPEUTICS   COM         150934107     5,050      736,127  SH   SOLE                       736,127
INC
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
DOR BIOPHARMA       COM         258094101       262      476,758  SH   SOLE                       476,758
INC
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
GEMSTAR-TV GUIDE    COM         36866W106       144       25,550  SH   SOLE                        25,550
INTL INC
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
IMCLONE SYS INC     COM         45245W109    32,714      619,000  SH   SOLE                       619,000
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
LIBERTY MEDIA       COM SER A   530718105     1,744      200,000  SH   SOLE                       200,000
CORP NEW
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
LIONS GATE ENTMT    COM NEW     535919203    26,100    3,000,000  SH   SOLE                     3,000,000
CORP
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
M&F WORLDWIDE       COM         552541104    12,164      935,000  SH   SOLE                       935,000
CORP
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
MARVEL ENTERPRISES  COM         57383M108    57,437    3,944,866  SH   SOLE                     3,944,866
INC
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
NATIONSHEALTH INC   COM         63860C100     7,717    1,146,667  SH   SOLE                     1,146,667
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
NATIONSHEALTH INC   *W EXP      63860C118       325      180,667  SH   SOLE                       180,667
                    08/24/200
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
NATIONSHEALTH INC   UNIT        63860C209     1,614      153,667  SH   SOLE                       153,667
                    08/24/2007
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
NEOSE               COM         640522108    10,889    1,451,837  SH   SOLE                     1,451,837
TECHNOLOGIES INC
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
NOVADEL PHARMA      COM         66986X106     1,810      952,380  SH   SOLE                       952,380
INC
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
OMEGA PROTEIN       COM         68210P107     5,785      751,300  SH   SOLE                       751,300
CORP
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------
TV AZTECA SA DE     SPONSORED   901145102    55,660    5,500,000  SH   SOLE                     5,500,000
CV                  ADR
------------------- ----------- ---------- --------- ------------ ---- ------------ ---------- ------------ ----------- -----------

REPORT
SUMMARY:  16 DATA RECORDS                  $219,716
          0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED